UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2013
(Unaudited)

	Shares	Value
Common Stocks - 97.9%
Automobiles & Components - 2.5%
Ford Motor Co.	500,000	$8,440,000
Banks - 1.6%
M&T Bank Corp.	20,000	2,337,200
Mitsubishi UFJ Financial Group, Inc. - ADR	500,000	3,125,000
		5,462,200
Capital Goods - 6.1%
General Electric Co.	500,000	12,185,000
Illinois Tool Works, Inc.	50,000	3,602,000
The Boeing Co.	50,000	5,255,000
		21,042,000
Commercial & Professional Services - 1.8%
Steelcase, Inc.	400,000	6,096,000
Commercial & Professional Services - 1.2%
Pitney Bowes, Inc.	250,000	4,127,500
Consumer Services - 1.6%
Bob Evans Farms, Inc.	20,000	1,016,400
DeVry, Inc.	150,000	4,512,000
		5,528,400
Diversified Financials - 3.8%
Lazard Ltd. (a)	100,000	3,636,000
The Bank of New York Mellon Corp.	300,000	9,435,000
		13,071,000
Energy - 13.0%
Cameco Corp. (a)	200,000	4,064,000
Chesapeake Energy Corp.	200,000	4,660,000
Energen Corp.	100,000	5,989,000
Exxon Mobil Corp.	100,000	9,375,000
McDermott International, Inc. (a)(b)	200,000	1,730,000
Murphy Oil Corp.	100,000	6,772,000
Schlumberger Ltd. (a)	150,000	12,199,500
		44,789,500
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	100,000	7,794,000
Food, Beverage & Tobacco - 5.2%
Campbell Soup Co.	125,000	5,850,000
PepsiCo, Inc.	50,000	4,177,000
The Coca-Cola Co.	200,000	8,016,000
		18,043,000
Household & Personal Products - 4.1%
Colgate-Palmolive Co.	100,000	5,987,000
The Procter & Gamble Co.	100,000	8,030,000
		14,017,000
Insurance - 3.2%
Aflac, Inc.	100,000	6,168,000

XL Group PLC (a)	150,000	4,702,500
		10,870,500
Materials - 8.1%
BHP Billiton Ltd. - ADR	75,000	4,704,750
EI du Pont de Nemours & Co.	175,000	10,095,750
Newmont Mining Corp.	250,000	7,500,000
Sonoco Products Co.	150,000	5,773,500
		28,074,000
Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
Alkermes PLC (a)(b)	200,000	6,716,000
Allergan, Inc.	40,000	3,644,800
Isis Pharmaceuticals, Inc. (b)	200,000	5,770,000
Johnson & Johnson	100,000	9,350,000
Merck & Co., Inc.	150,000	7,225,500
Pfizer, Inc.	250,000	7,307,500
		40,013,800
Retailing - 1.3%
Lowe's Companies, Inc.	100,000	4,458,000
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	450,000	7,339,500
Intel Corp.	400,000	9,320,000
		16,659,500
Software & Services - 10.1%
Automatic Data Processing, Inc.	100,000	7,209,000
Facebook, Inc. (b)	75,000	2,762,250
Google, Inc. (b)	7,500	6,657,000
Mastercard, Inc.	10,000	6,106,100
Microsoft Corp.	300,000	9,549,000
Oracle Corp.	75,000	2,426,250
		34,709,600
Technology Hardware & Equipment - 8.1%
Apple, Inc.	10,000	4,525,000
Bio-key International, Inc. (b)(c)(d)(e)	47,090	-
Cisco Systems, Inc.	250,000	6,387,500
EMC Corp.	200,000	5,230,000
Nokia OYJ - ADR (b)	500,000	1,970,000
Xerox Corp.	1,000,000	9,700,000
		27,812,500
Telecommunication Services - 1.4%
Verizon Communications, Inc.	100,000	4,948,000
Transportation - 3.0%
C.H. Robinson Worldwide, Inc.	50,000	2,981,000
Delta Air Lines, Inc.	200,000	4,246,000
FedEx Corp.	30,000	3,180,000
		10,407,000
Utilities - 3.1%
NextEra Energy, Inc.	125,000	10,826,250
Total Common Stocks (Cost $247,059,783)		337,189,750

Real Estate Investment Trust (REIT) - 2.0%
Real Estate - 2.0%
Weyerhaeuser Co.	250,000	7,100,000

Total Real Estate Investment Trust (Cost $4,426,229)	7,100,000

Total Investments (Cost $251,486,012) - 99.9%	344,289,750
Other Assets in Excess of Liabilities - 0.1%	183,572
Total Net Assets - 100.0%	$344,473,322

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
Foreign issued security.  Foreign concentration (including ADR's) was as follows: Australia 1.4%; Bermuda 1.1%; Canada 1.2%; Finland 0.6%; Ireland 3.3%; Japan 0.9%; Netherlands Antilles 3.5%; Panama 0.50%.

(b)	Non-income producing security.
(c)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2013 was $0 which represented 0.0% of net assets.
(d)	Fair valued security. The aggregate value of fair valued securities as of July 31, 2013 was $0 which represented 0.0% of net assets.
(e)	Securities is considered illiquid and may be difficult to sell.

The Global Industry Classification  Standard (GICS®) was developed by and/or is the exlusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2013
(Unaudited)

	Shares	Value
Common Stocks - 99.2%
Automobiles & Components - 2.8%
BorgWarner, Inc.	3,200	$305,376
Delphi Automotive PLC (a)	4,400	236,368
Gentex Corp.	4,700	106,126
Standard Motor Products, Inc.	3,100	106,609
Tenneco, Inc. (b)	2,900	140,157
Tesla Motors, Inc. (b)	4,925	661,329
The Goodyear Tire & Rubber Co. (b)	12,500	231,250
TRW Automotive Holdings Corp. (b)	2,700	197,937
Winnebago Industries, Inc. (b)	6,500	155,480
		2,140,632
Banks - 4.4%
Bank of the Ozarks, Inc.	6,400	305,792
BankUnited, Inc.	10,700	323,568
City National Corp.	3,300	229,449
EverBank Financial Corp.	10,000	155,200
First Financial Holdings, Inc.	9,800	543,312
First Republic Bank	4,900	211,631
Ocwen Financial Corp. (b)	4,700	223,814
Pinnacle Financial Partners, Inc. (b)	20,700	589,536
Regions Financial Corp.	21,100	211,211
Signature Bank (b)	3,700	338,735
Texas Capital Bancshares, Inc. (b)	5,100	231,999
		3,364,247
Capital Goods - 12.2%
Acuity Brands, Inc.	4,200	363,300
AMETEK, Inc.	13,950	645,606
AO Smith Corp.	11,000	454,520
B/E Aerospace, Inc. (b)	6,000	418,260
Beacon Roofing Supply, Inc. (b)	5,900	240,661
Belden, Inc.	2,800	164,108
Chicago Bridge & Iron Co. NV (a)	4,500	268,110
Colfax Corp. (b)	4,100	217,587
Donaldson Co., Inc.	6,100	221,125
Fortune Brands Home & Security, Inc.	7,600	313,956
Generac Holdings, Inc.	9,600	416,160
HEICO Corp.	3,200	181,760
Hexcel Corp. (b)	8,000	281,680
Hubbell, Inc.	3,700	397,195
Lincoln Electric Holdings, Inc.	7,700	454,608
MasTec, Inc. (b)	4,800	158,400
Middleby Corp. (b)	1,500	268,410
Nordson Corp.	5,900	425,744
PGT, Inc. (b)	21,400	214,000
Proto Labs, Inc. (b)	3,300	223,311

Stanley Black & Decker, Inc.	2,300	194,626
The Toro Co.	3,900	192,192
TransDigm Group, Inc.	3,400	491,606
Triumph Group, Inc.	1,000	78,460
United Rentals, Inc. (b)	8,600	492,952
USG Corp. (b)	11,900	299,047
Valmont Industries, Inc.	500	69,820
WABCO Holdings, Inc. (b)	4,300	339,958
Wabtec Corp.	6,800	394,808
Watsco, Inc.	3,250	303,387
Woodward, Inc.	5,100	208,692
		9,394,049
Commercial & Professional Services - 1.0%
Clean Harbors, Inc. (b)	2,400	135,456
Copart, Inc. (b)	5,700	185,307
Equifax, Inc.	7,500	474,225
		794,988
Consumer Durables & Apparel - 7.3%
Cie Financiere Richemont SA (a)	3,200	313,275
Deckers Outdoor Corp. (b)	600	32,898
Fossil Group, Inc. (b)	3,000	329,700
Hanesbrands, Inc.	9,300	590,178
Harman International Industries, Inc.	2,200	133,166
Hermes International (a)	1,100	373,749
Jarden Corp. (b)	3,500	159,145
Lennar Corp.	2,200	74,514
Lululemon Athletica, Inc. (b)	2,800	194,796
Michael Kors Holdings Ltd. (a)(b)	6,000	404,040
Polaris Industries, Inc.	4,900	549,486
Prada SpA (a)	59,500	555,444
PulteGroup, Inc.	4,800	79,824
Ralph Lauren Corp.	2,400	436,944
Taylor Morrison Home Corp. (b)	4,500	109,035
Tempur Sealy International, Inc. (b)	3,400	134,810
The Ryland Group, Inc.	5,900	238,596
Tupperware Brands Corp.	4,100	345,548
Under Armour, Inc. (b)	3,000	201,390
Whirlpool Corp.	2,900	388,426
		5,644,964
Consumer Services - 3.5%
Bob Evans Farms, Inc.	3,400	172,788
Domino's Pizza, Inc.	6,800	425,544
Dunkin' Brands Group, Inc.	10,900	470,880
Hillenbrand, Inc.	9,900	245,421
Jack in the Box, Inc. (b)	3,900	156,351
Panera Bread Co. (b)	2,325	388,391
Starbucks Corp.	3,300	235,092
Starwood Hotels & Resorts Worldwide, Inc.	3,100	205,065
Wyndham Worldwide Corp.	4,000	249,200
Wynn Resorts Ltd.	900	119,817
		2,668,549

Diversified Financials - 4.1%
Affiliated Managers Group, Inc. (b)	1,900	342,665
Blackstone Group LP	20,400	460,020
CBOE Holdings, Inc.	3,400	170,340
KKR & Co. LP	21,600	441,720
Lazard Ltd. (a)	6,800	247,248
MSCI, Inc. (b)	2,100	73,605
Portfolio Recovery Associates, Inc. (b)	1,100	164,241
T. Rowe Price Group, Inc.	5,700	428,868
The Carlyle Group LP	5,200	145,548
The Charles Schwab Corp.	21,900	483,771
Waddell & Reed Financial, Inc.	4,600	234,876
		3,192,902
Energy - 3.2%
BPZ Resources, Inc. (b)	50,400	121,464
Cameron International Corp. (b)	2,000	118,600
Cheniere Energy, Inc. (b)	13,700	391,409
Core Laboratories NV (a)	1,000	149,600
Dresser-Rand Group, Inc. (b)	3,900	237,393
Dril-Quip, Inc. (b)	3,400	309,094
FMC Technologies, Inc. (b)	4,500	239,850
Oceaneering International, Inc.	8,300	673,047
SM Energy Co.	2,900	199,317
		2,439,774
Food & Staples Retailing - 0.4%
The Fresh Market, Inc. (b)	5,900	311,402
Food, Beverage & Tobacco - 2.3%
Annie's, Inc. (b)	7,300	301,563
Beam, Inc.	3,900	253,461
Constellation Brands, Inc. (b)	4,900	255,241
Green Mountains Coffee Roasters, Inc. (b)	2,400	185,232
J&J Snack Foods Corp.	2,000	159,360
The Boston Beer Co., Inc. (b)	600	107,388
The Hain Celestial Group, Inc. (b)	3,800	277,248
WhiteWave Foods Co. (b)	11,000	205,590
		1,745,083
Health Care Equipment & Services - 4.6%
Align Technology, Inc. (b)	4,900	210,896
athenahealth, Inc. (b)	2,100	235,095
DexCom, Inc. (b)	9,200	200,376
Health Management Associates, Inc. (b)	11,400	153,672
HeartWare International, Inc. (b)	3,300	304,986
HMS Holdings Corp. (b)	4,600	111,274
Hologic, Inc. (b)	5,200	118,040
IDEXX Laboratories, Inc. (b)	4,600	450,754
Insulet Corp. (b)	6,900	220,041
MWI Veterinary Supply, Inc. (b)	2,300	326,991
ResMed, Inc.	6,700	319,255
Sirona Dental Systems, Inc. (b)	3,300	232,980
Teleflex, Inc.	1,400	111,202
Tenet Healthcare Corp. (b)	5,200	232,180
Tornier NV (a)(b)	8,200	134,480
Universal Health Services, Inc.	2,900	202,855
		3,565,077

Household & Personal Products - 0.8%
Church & Dwight Co., Inc.	2,800	178,360
Herbalife Ltd. (a)	2,000	131,000
Nu Skin Enterprises, Inc.	3,200	267,648
		577,008
Insurance - 0.5%
Arthur J. Gallagher & Co.	4,200	186,396
RenaissanceRe Holdings Ltd. (a)	2,000	173,940
		360,336
Materials - 6.4%
Airgas, Inc.	2,600	268,346
Albemarle Corp.	1,700	105,417
Aptargroup, Inc.	2,600	151,814
Axiall Corp.	4,200	185,136
Ball Corp.	5,100	228,429
Caesarstone Sdot-Yam Ltd. (a)(b)	17,600	570,944
Crown Holdings, Inc. (b)	5,600	245,448
Eagle Materials, Inc.	2,500	168,700
Eastman Chemical Co.	3,400	273,462
Ecolab, Inc.	2,600	239,564
HB Fuller Co.	3,400	136,510
International Flavors & Fragrances, Inc.	3,700	298,516
Owens-Illinois, Inc. (b)	13,000	386,750
Packaging Corp. of America	5,000	268,950
Schweitzer-Mauduit International, Inc.	3,600	194,904
Silgan Holdings, Inc.	5,600	270,144
The Sherwin-Williams Co.	1,800	313,506
The Valspar Corp.	4,200	286,104
WR Grace & Co. (b)	4,700	361,054
		4,953,698
Media - 0.6%
Cablevision Systems Corp.	7,800	145,782
Morningstar, Inc.	4,200	320,124
		465,906
Pharmaceuticals, Biotechnology & Life Sciences - 20.1%
Aegerion Pharmaceuticals, Inc. (b)	7,500	686,925
Alexion Pharmaceuticals, Inc. (b)	2,300	267,329
Algeta ASA (a)(b)	10,500	430,492
Alkermes PLC (a)(b)	8,300	278,714
Alnylam Pharmaceuticals, Inc. (b)	15,000	692,550
Ariad Pharmaceuticals, Inc. (b)	14,300	265,694
BioMarin Pharmaceutical, Inc. (b)	8,000	517,200
Bluebird Bio, Inc. (b)	3,900	121,407
Celldex Therapeutics, Inc. (b)	5,800	118,784
Cepheid, Inc. (b)	3,500	122,045
ChemoCentryx, Inc. (b)	7,700	107,646
Cubist Pharmaceuticals, Inc. (b)	4,300	268,019
Durata Therapeutics, Inc. (b)	12,300	106,518
Endo Health Solutions, Inc. (b)	4,500	173,070
Endocyte, Inc. (b)	26,000	467,220
Forest Laboratories, Inc. (b)	2,200	95,832

Genmab A/S (a)(b)	8,500	245,706
Genomic Health, Inc. (b)	6,100	217,404
Gilead Sciences, Inc. (b)	7,000	430,150
GTx, Inc. (b)	34,000	162,860
Incyte Corp., Ltd. (b)	10,300	241,123
Isis Pharmaceuticals, Inc. (b)	5,000	144,250
Medivation, Inc. (b)	17,500	1,012,725
Mettler-Toledo International, Inc. (b)	1,350	297,810
Neurocrine Biosciences, Inc. (b)	13,800	193,062
NPS Pharmaceuticals, Inc. (b)	29,700	534,897
OncoGenex Pharmaceutical, Inc. (b)	10,000	97,700
OncoMed Pharmaceuticals, Inc. (b)	5,600	113,008
Onconova Therapeutics, Inc. (b)	9,200	200,468
Onyx Pharmaceuticals, Inc. (b)	5,000	656,500
Orexigen Therapeutics, Inc. (b)	49,800	378,480
PAREXEL International Corp. (b)	3,200	158,240
Pharmacyclics, Inc. (b)	12,900	1,401,327
Prosensa Holding NV (a)(b)	12,600	388,080
PTC Therapeutics, Inc. (b)	9,300	145,638
Regeneron Pharmaceuticals, Inc. (b)	3,000	810,180
Regulus Therapeutics, Inc. (b)	4,000	40,560
Salix Pharmaceuticals Ltd. (b)	3,200	236,480
Santarus, Inc. (b)	5,200	126,464
Seattle Genetics, Inc. (b)	12,200	494,344
Synageva BioPharma Corp. (b)	2,500	120,250
The Medicines Co. (b)	5,500	169,950
United Therapeutics Corp. (b)	2,200	164,648
Valeant Pharmaceuticals International, Inc. (a)(b)	2,900	271,440
Vertex Pharmaceuticals, Inc. (b)	5,000	399,000
ViroPharma, Inc. (b)	8,600	295,152
Vivus, Inc. (b)	28,000	414,680
Warner Chilcott PLC (a)	11,100	236,541
		15,518,562
Real Estate - 0.4%
Realogy Holdings Corp. (b)	6,400	287,744
Retailing - 6.6%
Aeropostale, Inc. (b)	10,000	151,300
American Eagle Outfitters, Inc.	10,100	198,364
Dick's Sporting Goods, Inc.	5,300	272,473
Expedia, Inc.	4,800	226,224
GNC Holdings, Inc.	8,600	453,908
Groupon, Inc. (b)	20,300	179,858
L Brands, Inc.	4,900	273,273
LKQ Corp. (b)	17,000	443,190
L'Occitane International SA (a)	115,500	259,129
PetSmart, Inc.	6,400	468,608
priceline.com, Inc. (b)	1,025	897,562
Sally Beauty Holdings, Inc. (b)	8,000	244,080
Ulta Salon Cosmetics & Fragrance, Inc. (b)	4,900	494,410
Urban Outfitters, Inc. (b)	7,500	319,200
Williams-Sonoma, Inc.	3,800	223,668
		5,105,247

Semiconductors & Semiconductor Equipment - 1.1%
Cavium, Inc. (b)	5,700	208,392
Cirrus Logic, Inc. (b)	2,200	42,416
Cree, Inc. (b)	6,300	440,370
Skyworks Solutions, Inc. (b)	8,000	192,160
		883,338
Software & Services - 11.4%
Akamai Technologies, Inc. (b)	4,000	188,800
Alliance Data Systems Corp. (b)	700	138,446
ANSYS, Inc. (b)	4,800	383,232
Aspen Technology, Inc. (b)	11,700	380,718
Cadence Design Systems, Inc. (b)	14,500	211,410
CommVault Systems, Inc. (b)	4,700	396,821
Concur Technologies, Inc. (b)	4,900	435,561
CoreLogic, Inc. (b)	4,200	117,180
Equinix, Inc. (b)	1,000	179,350
Facebook, Inc. (b)	10,000	368,300
FactSet Research Systems, Inc.	2,800	305,704
FleetCor Technologies, Inc. (b)	2,900	260,333
Gartner, Inc. (b)	5,200	312,052
IAC/InterActiveCorp	4,500	227,745
Informatica Corp. (b)	5,500	209,935
LinkedIn Corp. (b)	1,800	366,822
Manhattan Associates, Inc. (b)	6,500	574,210
NetSuite, Inc. (b)	5,100	478,839
OpenTable, Inc. (b)	1,900	120,992
PTC, Inc. (b)	8,500	230,180
QLIK Technologies, Inc. (b)	4,800	150,336
Rackspace Hosting, Inc. (b)	6,400	289,856
ServiceNow, Inc. (b)	5,700	248,406
SolarWinds, Inc. (b)	3,300	117,117
Solera Holdings, Inc.	7,400	421,134
Splunk, Inc. (b)	5,400	270,054
SS&C Technologies Holdings, Inc. (b)	3,200	114,496
Teradata Corp. (b)	4,000	236,480
TIBCO Software, Inc. (b)	6,800	169,592
Ultimate Software Group, Inc. (b)	3,800	514,140
Workday, Inc. (b)	4,900	334,621
		8,752,862
Technology Hardware & Equipment - 2.0%
3D Systems Corp. (b)	7,600	358,948
Aruba Networks, Inc. (b)	5,400	96,012
FEI Co.	2,300	178,135
FLIR Systems, Inc.	5,200	168,844
IPG Photonics Corp.	1,900	115,710
NCR Corp. (b)	8,300	298,800
Trimble Navigation Ltd. (b)	10,700	305,378
		1,521,827
Transportation - 3.5%
Alaska Air Group, Inc.	2,300	140,691
Delta Air Lines, Inc.	29,200	619,916
Genesee & Wyoming, Inc. (b)	1,300	116,558

Hertz Global Holdings, Inc. (b)	16,800	430,248
Kansas City Southern	2,000	215,500
Kirby Corp. (b)	5,100	430,746
Spirit Airlines, Inc. (b)	8,500	280,925
United Continental Holdings, Inc. (b)	14,100	491,385
		2,725,969
Total Common Stocks (Cost $59,516,216)		76,414,164

Real Estate Investment Trust (REIT) - 0.2%
Real Estate - 0.2%
Extra Space Storage, Inc.	4,050	170,303
Total Real Estate Investment Trust (Cost $172,908)		170,303

	Contracts
Purchased Call Options - 0.7%
Food, Beverage & Tobacco - 0.0%
Constellation Brands, Inc. (b)	50	11,250
Household & Personal Products - 0.3%
Herbalife Ltd. (b)	80	204,000
Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
Gilead Sciences, Inc. (b)	140	110,600
Vertex Pharmaceuticals, Inc. (b)	50	26,000
		136,600
Software & Services - 0.2%
Facebook, Inc. (b)	150	155,250
VeriFone Systems, Inc. (b)	50	1,500
		156,750
Total Purchased Call Options (Cost $184,639)		508,600

	Shares
Short-Term Investment - 0.2%
Money Market Fund - 0.2%
AIM STIT-Treasury Portfolio, 0.02% (c)	146,827	146,827
Total Short-Term Investment (Cost $146,827)		146,827

Total Investments (Cost $60,020,590) - 100.3%		77,239,894
Liabilities in Excess of Other Assets - (0.3)%		(212,654)
Total Net Assets - 100.0%		$77,027,240

Percentages are stated as a percent of net assets.

(a)
Foreign issued security.  Foreign concentration (including ADR's) was as follows: Bermuda 0.5%; Canada 0.4%; Cayman Islands 0.2%; Denmark 0.3%; France 0.5%; Ireland 0.7%; Israel 0.7%; Italy 0.7%; Jersey 0.3%; Luxembourg 0.3%; Netherlands 1.2%, Norway 0.6%; Switzerland 0.4%; Virgin Islands 0.5%.

(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is as of 7/31/2013.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2013
(Unaudited)
	Shares	Value
Common Stocks - 94.5%
Belgium - 3.8%
Groupe Bruxelles Lambert SA	55,000	$4,475,774
NV Bekaert SA	130,000	4,570,097
		9,045,871
Bermuda - 0.5%
Guoco Group Ltd.	96,100	1,122,009
Brazil - 1.4%
Itau Unibanco Holding SA	273,570	3,488,017
Canada - 1.4%
Cameco Corp.	167,100	3,395,472
China - 0.9%
China COSCO Holdings Co., Ltd. (a)	5,435,000	2,242,509
France - 12.4%
Bollore SA	14,200	6,804,544
Cie de St-Gobain	129,700	6,013,257
Haulotte Group SA (a)	182,500	1,621,834
Metropole Television SA	280,000	5,514,847
Nexans SA	77,584	4,135,790
Sanofi	52,740	5,624,955
		29,715,227
Germany - 6.2%
Infineon Technologies AG	590,000	5,207,083
LANXESS AG	19,500	1,219,398
Siemens AG - ADR	50,000	5,523,000
Wacker Neuson SE	220,000	2,937,021
		14,886,502
Hong Kong - 3.9%
Chow Tai Fook Jewellery Group Ltd.	1,600,000	2,040,332
Clear Media Ltd.	3,813,000	2,826,957
Television Broadcasts Ltd.	656,500	4,452,512
		9,319,801
Ireland - 4.2%
CRH PLC	195,523	4,109,812
DCC PLC	145,500	5,898,798
		10,008,610
Italy - 3.9%
Sogefi SpA	1,250,000	4,955,566
Telecom Italia SpA	6,500,000	4,397,150
		9,352,716
Japan - 23.9%
Asics Corp.	208,000	3,503,135
Disco Corp.	83,200	4,928,608
Hitachi Ltd.	1,113,500	7,483,229
Horiba Ltd.	112,300	4,106,159
Hoya Corp.	276,000	5,959,187
Kao Corp.	124,000	3,976,713
Kyoto Kimono Yuzen Co., Ltd.	300,700	3,286,171
MISUMI Group, Inc.	137,500	3,745,404
Mitsubishi UFJ Financial Group, Inc.	750,000	4,603,718
Omron Corp.	190,400	5,901,992
Shiseido Co., Ltd.	291,000	4,478,981
SMC Corp.	24,700	5,239,700
		57,212,997
Luxembourg - 1.9%
SAF-Holland SA (a)	388,500	4,496,528

Netherlands - 8.6%
Akzo Nobel NV	76,800	4,674,840
Fugro NV	76,000	4,630,694
Koninklijke Ten Cate NV	98,950	2,387,264
TNT Express NV	529,084	4,159,160
Unilever NV - ADR	121,600	4,865,216
		20,717,174
Norway - 5.3%
Orkla ASA	720,000	5,575,211
Statoil ASA - ADR	225,000	4,857,750
Stolt-Nielsen Ltd.	101,656	2,371,996
		12,804,957
Singapore - 1.9%
Singapore Post Ltd.	4,345,000	4,495,948
Sweden - 0.8%
Lindab International AB (a)	224,974	2,032,934
Switzerland - 4.0%
Nestle SA	50,000	3,387,541
Novartis AG - ADR	85,000	6,086,850
		9,474,391
United Kingdom - 3.9%
Homeserve PLC	930,000	3,751,974
Rank Group PLC	25,947	63,352
Stobart Group Ltd.	371,789	550,034
Tesco PLC	900,800	5,033,298
		9,398,658
United States - 5.6%
Aflac, Inc.	71,500	4,410,120
Freeport-McMoRan Copper & Gold, Inc.	131,400	3,715,992
Schlumberger Ltd.	65,000	5,286,450
		13,412,562
Total Common Stocks (Cost $193,533,307)		226,622,883

Short-Term Investments - 5.8%
Money Market Funds - 5.8%
First American Treasury Obligations Fund, 0.01% (b)	2,905,626	2,905,626
STIT-Treasury Portfolio, 0.02% (b)	10,981,307	10,981,307
Total Short-Term Investments (Cost $13,886,933)		13,886,933

Total Investments (Cost $207,420,240) - 100.3%		240,509,816
Liabilities in Excess of Other Assets - (0.3)%		(743,834)
Total Net Assets - 100.0%		$239,765,982

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of 7/31/2013.

Schedule of Open Forward Currency Contracts
July 31, 2013
(Unaudited)

Counterparties of Contracts	Forward Expiration Date	Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Depreciation
U.S. Bank N.A.	8/19/2013	U.S. Dollars	Euro	15,000,000	19,628,550	(327,916)
U.S. Bank N.A.	8/19/2013	U.S. Dollars	Yen	1,400,000,000	13,923,421	(376,882)
						$ (704,798)

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2013
(Unaudited)

	Shares	Value
Common Stocks - 84.6%
Gold Related Securities - 73.3%
Canada - 56.8%
Agnico Eagle Mines Ltd.	893,000	$25,370,130
Agnico Eagle Mines Ltd. (a)	210,837	5,996,056
Alacer Gold Corp.	2,626,800	6,214,705
Alamos Gold, Inc.	2,596,400	38,219,008
Atac Resources Ltd. (b)(c)	10,963,700	11,528,377
B2Gold Corp. (b)	10,267,100	30,082,603
Banro Corp. (b)	8,383,000	7,796,190
Barisan Gold Corp. (b)	877,100	46,968
Braeval Mining Corp. (b)	1,666,667	101,418
Brazilian Gold Corp. (b)	4,285,800	333,818
Continental Gold Ltd. (b)	1,569,900	6,220,906
Corvus Gold, Inc. (b)(c)	2,079,901	1,580,725
Corvus Gold, Inc. (a)(b)(c)	6,100,000	4,573,069
Dalradian Resources, Inc. (b)	850,000	471,716
Detour Gold Corp. (b)	2,954,200	29,337,786
East Asia Minerals Corp. (b)(c)	10,544,400	846,961
Eldorado Gold Corp.	8,189,885	64,700,092
Eldorado Gold Corp. (a)	1,000,000	7,896,018
Franco-Nevada Corp.	1,364,300	58,099,973
GoGold Resources, Inc. (b)(c)	8,100,000	8,044,007
Goldcorp, Inc.	518,050	14,624,552
Goldcorp, Inc. (a)	2,138,010	60,303,914
IAMGOLD Corp.	2,083,396	10,791,991
International Tower Hill Mines Ltd. (b)(c)	5,738,836	2,926,806
International Tower Hill Mines Ltd. (a)(b)(c)	7,589,744	4,138,114
New Gold, Inc. (b)	5,931,640	43,360,288
Novagold Resources, Inc. (b)	4,181,300	12,167,583
Osisko Mining Corp. (b)	10,452,400	43,555,907
Pan American Silver Corp.	2,248,098	28,685,730
Primero Mining Corp. (b)(c)	4,840,700	23,282,112
Regulus Resources, Inc. (b)	2,609,000	228,615
Rockhaven Resources Ltd. (b)(c)	5,000,000	584,169
Romarco Minerals, Inc. (b)	10,887,800	5,247,920
SEMAFO, Inc.	7,676,200	13,510,112
Silver Wheaton Corp.	1,884,875	43,295,579
Strategic Metals Ltd. (b)(c)	10,926,900	4,468,210
Sunward Resources Ltd. (b)	660,800	212,310
Torex Gold Resources, Inc. (b)(c)	25,260,500	32,464,083
True Gold Mining, Inc. (b)	1,994,500	582,563
Turquoise Hill Resources Ltd. (b)	1,284,232	5,175,455
Turquoise Hill Resources Ltd. (a)(b)	100,000	400,156
Yamana Gold, Inc.	4,446,600	46,689,300
		704,155,995

Peru - 0.6%
Cia de Minas Buenaventura SAA - ADR	553,600	7,916,480
South Africa - 1.4%
Gold Fields Ltd. - ADR	2,641,950	15,930,958
Gold Fields Ltd. (a)	166,249	985,816
Harmony Gold Mining Co., Ltd.	1	4
Sibanye Gold Ltd. - ADR (b)	1	3
		16,916,781
United Kingdom - 3.9%
Randgold Resources Ltd. - ADR	652,900	48,490,883
United States - 10.6%
Electrum Ltd. (b)(d)(e)(f)	2,127,287	5,530,946
Gold Resource Corp. (c)	2,805,997	22,279,616
Newmont Mining Corp.	1,523,600	45,708,000
Royal Gold, Inc.	1,118,965	57,839,301
		131,357,863
Total Gold Related Securities		908,838,002
Other Precious Metals Related Securities - 10.4%
Canada - 8.0%
Bear Creek Mining Corp. (b)(c)	7,413,200	14,435,206
Ivanplats Ltd. - Class A (b)	7,304,833	10,312,538
Ivanplats Ltd. - Class B (b)(d)(e)(f)(g)	5,313,382	7,126,067
MAG Silver Corp. (b)(c)	2,960,700	17,793,807
Plata Latina Minerals Corp. (b)	2,000,000	258,008
Scorpio Mining Corp. (b)(c)	25,668,419	9,368,973
Scorpio Mining Corp. (a)(b)(c)	522,400	185,645
Silver Range Resources Ltd. (b)(c)	3,450,000	436,666
Silvercrest Mines Inc. (b)	755,600	1,228,558
Tahoe Resources, Inc. (b)	2,474,100	37,433,078
		98,578,546
United States - 2.4%
Stillwater Mining Co. (b)	1,010,900	12,231,890
Sunshine Mining & Refining (b)(d)(e)(f)	1,633,545	17,560,609
		29,792,499
Total Other Precious Metals Related Securities		128,371,045
Other Securities - 0.9%
United Kingdom - 0.1%
Copper Development Corp. (b)	12,512,000	452,057
West African Minerals Corp. (b)	2,105,000	376,265
		828,322
United States - 0.8%
Gold Bullion International LLC (b)(d)(e)(f)	5,000,000	5,837,000
GoviEx Uranium Inc. (b)(d)(e)(f)	1,750,000	3,937,500
I-Pulse, Inc. (b)(d)(e)(f)	74,532	237,757
		10,012,257
Total Other Securities		10,840,579
Total Common Stocks (Cost $1,414,584,106)		1,048,049,626

Private Fund - 1.5%
Gold Related Securities - 1.5%
United States - 1.5%
Eidesis Special Opportunities II LP (b)(d)(e)(f)	25,000	17,973,445

Total Private Fund (Cost $25,000,000)		17,973,445

	Ounces
Gold Bullion - 10.6%
Gold Bullion (b)	99,442	131,785,515
Total Gold Bullion (Cost $46,912,555)		131,785,515

	Shares
Warrants - 0.2%
Gold Related Securities - 0.2%
Canada - 0.2%
East Asia Minerals Corp.
Expiration: 12/15/2013, Exercise Price: CAD $0.78 (b)(c)(d)(e)(f)	6,500,000	-
GoGold Resources, Inc.
Expiration: 1/24/2015, Exercise Price: CAD $1.50 (b)(c)(d)(e)(f)	4,050,000	873,011
Kinross Gold Corp.
Expiration: 9/3/2013, Exercise Price: CAD $32.00 (b)	108,032	526
Pan American Silver Corp.
Expiration: 1/4/2015, Exercise Price: CAD $35.00 (b)(d)(e)(f)	133,333	17,876
Primero Mining Corp.
Expiration: 7/20/2015, Exercise Price: CAD $8.00 (b)(c)	1,848,400	1,043,785
Regulus Resources, Inc.
Expiration: 3/6/2014, Exercise Price: CAD $1.60 (b)(d)(e)(f)	1,304,500	-
True Gold Mining, Inc.
Expiration: 10/6/2013, Exercise Price: CAD $1.87 (b)(d)(e)(f)	1,602,000	-
Cayman Islands - 0.0%
Endeavour Mining Corp.
Expiration: 1/30/2014, Exercise Price: CAD $2.50 (b)	1,000,000	29,209
Total Gold Related Securities		1,964,407
Other Precious Metals Related Securities - 0.0%
Canada - 0.0%
Plata Latina Minerals Corp.
Expiration: 2/12/2015, Exercise Price: CAD $0.65 (b)(d)(e)(f)	1,000,000	-
Total Other Precious Metals Related Securities		-
Total Warrants (Cost $1,314,862)		1,964,407

Short-Term Investment - 3.2%
Money Market Fund - 3.2%
STIT - Treasury Portfolio, 0.02% (h)	40,123,734	40,123,734
Total Short-Term Investment (Cost $40,123,734)		40,123,734

Total Investments (Cost $1,527,935,311) - 100.1%		1,239,896,727
Liabilities in Excess of Other Assets - (0.1)%		(724,855)
Total Net Assets - 100.0%		$1,239,171,872

Precentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Denotes an issue that is traded on foreign exchange when a company is listed more than once.
(b)	Non-income producing security.
(c)	Affiliated company. See Footnote 3.
(d)	Denotes a security is either fully or partially resticted to resale. The aggregate value of resticted securities at July 31, 2013 was $59,094,211, which represented 4.8% of net assets.
(e)	Fair Valued security. The aggregate value of fair valued securities as of July 31, 2013 was $59,094,211, which represented 4.8% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.
(g)	Convertible into Ivanplats Ltd. - Class A shares.
(h)	Variable rate security. The rate shown is as of 7/31/2013.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Delafield Fund
Schedule of Investments as of July 31, 2013
(Unaudited)

	Shares	Value
Common Stocks - 79.2%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	550,000	$45,639,000
Building Products - 0.4%
Griffon Corp.	650,000	7,735,000
Capital Markets - 1.1%
The Bank of New York Mellon Corp.	625,000	19,656,250
Chemicals - 16.1%
Ashland, Inc.	400,000	34,736,000
Axiall Corp.	190,000	8,375,200
Cabot Corp.	850,000	34,867,000
Celanese Corp.	500,000	24,030,000
Chemtura Corp. (a)	1,050,000	23,478,000
Eastman Chemical Co.	775,000	62,333,250
HB Fuller Co.	450,000	18,067,500
Minerals Technologies, Inc.	566,900	26,077,400
OM Group, Inc. (a)	100,000	3,087,000
PolyOne Corp.	1,450,000	41,919,500
		276,970,850
Commercial Services & Supplies - 3.9%
ACCO Brands Corp. (a)	3,402,600	22,491,186
Avery Dennison Corp.	800,000	35,784,000
Tyco International Ltd. (b)	250,000	8,702,500
		66,977,686
Communications Equipment - 0.8%
Harris Corp.	250,000	14,267,500
Computers & Peripherals - 0.7%
Hewlett-Packard Co.	500,000	12,840,000
Construction & Engineering - 0.4%
Aegion Corp. (a)	325,000	7,416,500
Containers & Packaging - 5.0%
Owens-Illinois, Inc. (a)	1,125,000	33,468,750
Sealed Air Corp.	1,350,000	36,774,000
Sonoco Products Co.	415,000	15,973,350
		86,216,100
Electrical Equipment - 2.9%
Acuity Brands, Inc.	225,000	19,462,500
Brady Corp.	425,000	14,139,750
Hubbell, Inc.	150,000	16,102,500
		49,704,750
Electronic Equipment, Instruments & Components - 6.7%
Checkpoint Systems, Inc. (a)	625,000	10,750,000
Flextronics International Ltd. (a)(b)	4,500,000	38,970,000
Ingram Micro, Inc. (a)	1,200,000	27,396,000
Kemet Corp. (a)(c)	2,625,000	11,445,000
Plexus Corp. (a)	750,000	26,227,500
		114,788,500

Energy Equipment & Services - 0.3%
Hercules Offshore, Inc. (a)	850,000	5,865,000
Industrial Conglomerates - 1.8%
Carlisle Cos., Inc.	450,000	30,483,000
Insurance - 1.3%
XL Group PLC (b)	725,000	22,728,750
Machinery - 15.5%
Albany International Corp.	475,000	16,392,250
Crane Co.	425,000	25,882,500
Dover Corp.	750,000	64,230,000
Federal Signal Corp. (a)	1,200,000	11,640,000
Harsco Corp.	525,000	13,524,000
IDEX Corp.	325,000	19,386,250
Ingersoll-Rand PLC (b)	300,000	18,315,000
Kennametal, Inc.	965,000	41,823,100
Stanley Black & Decker, Inc.	467,500	39,559,850
Timken Co.	290,000	16,941,800
		267,694,750
Metals & Mining - 4.9%
Allegheny Technologies, Inc.	350,000	9,649,500
AM Castle & Co. (a)	725,000	12,339,500
Carpenter Technology Corp.	650,000	33,982,000
Horsehead Holding Corp. (a)	500,000	6,125,000
Molycorp, Inc. (a)	1,400,000	10,444,000
Universal Stainless & Alloy Products, Inc. (a)(c)	451,000	11,635,800
		84,175,800
Professional Services - 1.9%
TrueBlue, Inc. (a)	1,225,000	32,707,500
Semiconductors & Semiconductor Equipment - 5.4%
Brooks Automation, Inc.	1,000,000	9,820,000
Fairchild Semiconductor International, Inc. (a)	2,425,000	30,603,500
Infineon Technologies AG (b)	2,000,000	17,651,128
LTX-Credence Corp. (a)(c)	2,178,000	11,674,080
Teradyne, Inc. (a)	1,400,000	23,086,000
		92,834,708
Specialty Retail - 5.1%
Ascena Retail Group, Inc. (a)	1,057,500	20,187,675
Staples, Inc.	2,750,000	46,805,000
The Finish Line, Inc.	925,000	20,590,500
		87,583,175
Trading Companies & Distributors - 2.4%
Rush Enterprises, Inc. (a)	489,800	12,205,816
WESCO International, Inc. (a)	375,000	28,417,500
		40,623,316
Total Common Stocks (Cost $899,777,177)		1,366,908,135

	Principal
	Amount
Corporate Bonds - 2.7%
Commercial Banks - 0.9%
BNP Paribas SA
1.169%, 01/10/2014 (b)(d)	$10,000,000	10,027,490
Royal Bank of Canada
0.501%, 01/06/2015 (b)(d)	5,000,000	5,008,440
		15,035,930
Diversified Financial Services - 1.8%
Canadian Imperial Bank of Commerce
0.379%, 10/10/2014 (d)	5,000,000	4,999,160
General Electric Capital Corp.
0.650%, 01/09/2015 (d)	14,000,000	14,037,968
The Goldman Sachs Group, Inc.
1.265%, 02/07/2014 (d)	13,000,000	13,041,171
		32,078,299
Total Corporate Bonds (Cost $47,096,757)		47,114,229

	Shares
Real Estate Investment Trust (REIT) - 0.4%
Kimco Realty Corp.	300,000	6,765,000
Total Real Estate Investment Trust (Cost $2,091,399)		6,765,000

Short-Term Investments - 14.7%
Money Market Fund - 3.1%
STIT-Treasury Portfolio 0.02% (d)	52,404,891	52,404,891

	Principal
	Amount
U.S. Treasury Bills - 11.6%
0.056%, 08/22/2013 (e)	$50,000,000	49,998,380
0.050%, 09/26/2013 (e)	50,000,000	49,996,143
0.045%, 10/24/2013 (e)	50,000,000	49,997,100
0.020%, 11/21/2013 (e)	50,000,000	49,994,150
		199,985,773
Total Short-Term Investments (Cost $252,391,132)		252,390,664

Total Investments (Cost $1,201,356,465) - 97.0%		1,673,178,028
Other Assets in Excess of Liabilities - 3.0%		52,451,071
Total Net Assets - 100.0%		$1,725,629,099

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration (including ADR's) was as follows: Bermuda 1.1%; Canada 0.3%; France 0.6%; Germany 1.0%; Ireland 1.3%; Singapore 2.3%; Switzerland 0.5%.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate shown is as of 7/31/2013.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The accompanying foonotes are an integral part of these Schedule of Investments.

The Tocqueville Select Fund
Schedule of Investments as of July 31, 2013
(Unaudited)

	Shares	Value
Common Stocks - 78.0%
Chemicals - 8.5%
Ashland, Inc.	33,600	$2,917,824
Celanese Corp.	50,000	2,403,000
Minerals Technologies, Inc.	61,000	2,806,000
		8,126,824
Commercial Services & Supplies - 6.2%
ACCO Brands Corp. (a)	437,000	2,888,570
Avery Dennison Corp.	67,600	3,023,748
		5,912,318
Containers & Packaging - 6.4%
Owens-Illinois, Inc. (a)	107,000	3,183,250
Sonoco Products Co.	77,400	2,979,126
		6,162,376
Electrical Equipment - 2.6%
Acuity Brands, Inc.	29,000	2,508,500
Electronic Equipment, Instruments & Components - 6.9%
Checkpoint Systems, Inc. (a)	144,000	2,476,800
Flextronics International Ltd. (a)(b)	472,200	4,089,252
		6,566,052
Household Durables - 5.0%
Universal Electronics, Inc. (a)	156,692	4,830,814
Industrial Conglomerates - 2.9%
Carlisle Cos., Inc.	40,500	2,743,470
Internet Software & Services - 2.9%
j2 Global, Inc.	61,400	2,810,278
IT Services - 2.6%
EPAM Systems, Inc. (a)	87,000	2,518,650
Leisure Equipment & Products - 2.8%
Summer Infant, Inc. (a)(c)	814,933	2,689,279
Machinery - 12.0%
Albany International Corp.	58,000	2,001,580
Ingersoll-Rand PLC (b)	33,000	2,014,650
Kennametal, Inc.	96,000	4,160,640
Stanley Black & Decker, Inc.	39,900	3,376,338
		11,553,208
Metals & Mining - 3.3%
Carpenter Technology Corp.	60,000	3,136,800
Perfessional Services - 3.7%
RPX Corp. (a)	205,000	3,575,200
Professional Services - 4.2%
Stantec, Inc. (b)	87,600	4,044,492
Semiconductors & Semiconductor Equipment - 1.2%
Diodes, Inc. (a)	40,900	1,121,069
Software - 2.4%
Monotype Imaging Holdings, Inc.	95,600	2,345,068

Specialty Retail - 4.4%
Staples, Inc.	247,000	4,203,940
Total Common Stocks (Cost $51,573,084)		74,848,338

Short-Term Investments - 20.2%
Money Market Funds - 9.7%
First American Treasury Obligations Fund, 0.01% (d)	4,622,251	4,622,251
STIT-Treasury Portfolio, 0.02% (d)	4,622,251	4,622,252
		9,244,503
	Principal
	Amount
U.S. Treasury Bills - 10.5%
08/01/2013, 0.056% (e)	1,000,000	1,000,000
09/12/2013, 0.075% (e)	2,000,000	1,999,827
10/03/2013, 0.047% (e)	1,000,000	999,956
11/07/2013, 0.034% (e)	500,000	499,952
11/21/2013, 0.009% (e)	2,000,000	1,999,766
12/05/2013, 0.023% (e)	2,000,000	1,999,754
12/19/2013, 0.050% (e)	1,600,000	1,599,690
		10,098,945
Total Short-Term Investments (Cost $19,343,682)		19,343,448

Total Investments (Cost $70,916,766) - 98.2%		94,191,786
Other Assets in Excess of Liabilities - 1.8%		1,710,791
Total Net Assets - 100.0%		$95,902,577

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued secuirty. Foreign concentration was as follows: Bermuda 2.1%; Canada 4.2%; Singapore 4.3%.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate shown is as of 7/31/2013.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the secuirty is held to maturity.

The accompanying footnotes are an integral part of these Schedule of Investments.

1)	Fair valuation measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the mean between the latest bid and ask price will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by an independent pricing service.  These securities will generally be classified as Level 2 securities.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 1.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Advisor puruant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by at pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions.  This private fund investment can only be disposed of on the last day of a given month with notice given 25 business days in advance of redemption.  This investment is currently valued at $17,973,445 which represents 1.5% of the Gold Fund's net assets.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2013, involving the Funds' assets carried at fair value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Common Stocks*	$337,189,750	$-	$-	$337,189,750

Real Estate Investment Trust (REIT) *	7,100,000	-	-	7,100,000

Total Fund	$344,289,750	$-	$-	$344,289,750

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$76,414,164	$-	$-	$76,414,164

Real Estate Investment Trust (REIT) *	170,303	-	-	170,303

Purchased Call Options*	-	508,600	-	508,600

Money Market Fund	146,827	-	-	146,827

Total Fund	$76,731,294	$508,600	$-	$77,239,894

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$226,622,883	$-	$-	$226,622,883

Money Market Funds	13,886,933	-	-	13,886,933

Total Fund	$240,509,816	$-	$-	$240,509,816

Other Financial Instruments**
Total Forward Currency Contracts	$-	$(704,798)	$-	$(704,798)

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Gold Related	$888,848,565	$14,458,491	$5,530,946	$908,838,002
Other Precious Metals Related	103,426,361	7,384,075	17,560,609	128,371,045
Other	828,322	-	10,012,257	10,840,579
Total Common Stocks	993,103,248	21,842,566	33,103,812	1,048,049,626

Private Fund*	-	-	17,973,445	17,973,445

Warrants*	-	1,964,407	-	1,964,407

Gold Bullion	131,785,515	-	-	131,785,515

Money Market Fund	40,123,734	-	-	40,123,734

Total Fund	$1,165,012,497	$23,806,973	$51,077,257	$1,239,896,727

The Delafield Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,366,908,135	$-	$-	$1,366,908,135

Corporate Bonds*	-	47,114,229	-	47,114,229

Real Estate Investment Trust (REIT) *	6,765,000	-	-	6,765,000

Money Market Fund	52,404,891	-	-	52,404,891

U.S. Treasury Bills	-	199,985,773	-	199,985,773

Total Fund	$1,426,078,026	$247,100,002	$-	$1,673,178,028

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$74,848,338	$-	$-	$74,848,338

Money Market Funds	9,244,503	-	-	9,244,503

U.S. Treasury Bills	-	10,098,945	-	10,098,945

Total Fund	$84,092,841	$10,098,945	$-	$94,191,786

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Transfers Into Level 1	$-	$-	$-	$6,095,729	$-	$-
Transfers Out of Level 1	-	-	-	(14,458,491)	-	-
Net Transfers Into/(Out of ) Level 1	-	-	-	(8,362,762)	-	-
Transfers Into Level 2	-	-	-	14,458,491	-	-
Transfers Out of Level 2	-	-	-	(6,095,729)	-	-
Net Transfers Into/(Out of ) Level 2	$-	$-	$-	$8,362,762	$-	$-

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Beginning Balance - November 1, 2012	$-	$-	$-	$58,132,557	$-	$-
Purchases	-	-	-	-	-	-
Sales	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-
Change in unrealized depreciation	-	-	-	(7,281,132)	-	-
Transfers in/(out) of Level 3	-	-	-	225,832	-	-
Ending Balance - July 31, 2013	$-	$-	$-	$51,077,257	$-	$-

The movement from Level 2 to Level 1 in the Gold Fund was due to the release of restrictions on securities and the conversion of warrants to common stock. The movement from Level 1 to Level 2 in the Gold Fund was from the securities being priced using the mean of the bid and ask price due to the lack of trading volume on July 31,
2013. The movement from Level 2 to Level 3 is due to pricing of underlying security movement from Level 1 to Level 2. Transfers between levels are recognized at the end of the reporting period.
	The Tocqueville Gold Fund

Type of Security	Industry	Fair Value at 7/31/2013	Valuation Techniques	Unobservable Inputs	Range
Common Stocks
	Gold Related	$5,530,946	Latest company financing price	Financing prices	N/A
	Other Precious Metals Related	17,560,609	Discounted Cash Flow and Net Asset Value of Resources	Discount applied to cash flows	5%
				Discount to market value of resources	25% - 65%
	Other	4,175,257	Latest company financing price	Financing prices	N/A
		5,837,000	Cost	Cost	N/A
Private Fund	Gold Related	17,973,445	NAV from Custodian	Illiquidity discount	2%

The significant unobservable inputs used in the fair value measurement of the Trust's common stocks are the most recent financing prices of the portfolio company, which approximates the companies' value in the market place; net asset value of resources and the discounted cash flows from the sale of the mineral resources, which approximates what the company could receive selling its mineral deposits once mined; and the cost of the portfolio security, which approximates fair value in this case. The significant unobservable inputs for the private fund is the discount for illiquidity applied to the Net Asset Value per share determined by the private fund's custodian.
Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' financial position and market value. An increase in the discount applied to the value of resources, future expected cash flows, or to account for illiquidity would decrease the value of the portfolio security.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process.
The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
The Funds' Adviser may use derivative instruments, such as purchased call options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the Opportunity Fund, the Advisor used purchase call options to adjust market risk on the underlying equity security that was held in the Fund.

In the International Value Fund, the Advisor used forward currency contracts to adjust exposure to foreign exchange rate risk.

Balance Sheet - Values of Derivative Instruments as of July 31, 2013.

The Tocqueville Opportunity Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Purchased Call Options	Investments, at Value	$508,600		$-
Total		$508,600		$-

The Tocqueville International Value Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Forward Currency Contracts		$-	Depreciation on forward currency contracts	$(704,798)
Total		$-		$(704,798)

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position;
the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of purchased call options creates leverage in the Funds. The use of forward currency contracts do not create leverage in the Funds.

The average monthly value of call options during the period ended July 31, 2013 was as follows:

Opportunity Fund
Purchased Call Options	$93,061
Written Call Options	$-

The average monthly notional amount of forward currency contracts during the period ended July 31, 2013 was as follows:

International Value Fund
Long Positions	$952,619
Forward currency contracts
Short Positions	$23,411,499
Forward currency contracts

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at July 31, 2013 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Tocqueville Select Fund (collectively the "Funds"), were as follows*:

		The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
	Cost of Investments	$251,486,012	$60,020,590	$207,420,240	$1,527,935,311	$1,201,356,465	$70,916,766
	Gross unrealized appreciation	$101,339,527	$18,033,516	$40,390,019	$308,701,593	$489,163,363	$25,237,490
	Gross unrealized depreciation	(8,535,789)	(814,212)	(7,300,443)	(596,740,177)	(17,341,800)	(1,962,470)
	Net unrealized appreciation (depreciation)	$92,803,738	$17,219,304	$33,089,576	$(288,038,584)	$471,821,563	$23,275,020

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2012 through July 31, 2013.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2012		Additions		Reductions		Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	Share Balance	Cost	Shares	Cost	Shares	Cost	at July 31, 2013	Income	Gain/(Loss)	July 31, 2013	July 31, 2013

The Tocqueville Gold Fund

Atac Resources Ltd.	10,261,700	$ 37,121,703	702,000	$ 1,968,031	-	$ -	10,963,700	$ -	$ -	$ 11,528,377	$ 39,089,734
Atac Resources Ltd. (b)	702,000	1,968,031	-	-	(702,000)	(1,968,031)	-	-	-	-	-
Atac Resources Ltd. Warrants	351,000	-	-	-	(351,000)	-	-	-	-	-	-
Barisan Gold Corp. (a)	877,100	-	-	-	-	-	877,100	-	-	46,968	-
Bear Creek Mining Corp.	6,061,800	23,977,515	1,351,400	4,783,666	-	-	7,413,200	-	-	14,435,206	28,761,181
Blue Gold Mining, Inc. (a)(c)	4,000,000	3,845,969	-	-	(4,000,000)	(3,845,969)	-	-	-	-	-
Blue Gold Mining, Inc. Warrants (a)(c)	2,000,000	-	-	-	(2,000,000)	-	-	-	-	-	-
Corvus Gold, Inc.	2,079,901	1,617,492	-	-	-	-	2,079,901	-	-	1,580,725	1,617,492
Corvus Gold, Inc.	1,500,000	1,002,144	4,600,000	3,937,233	-	-	6,100,000	-	-	4,573,069	4,939,377
Corvus Gold, Inc. (b)	-	-	4,600,000	3,937,233	(4,600,000)	(3,937,233)	-	-	-	-	-
East Asia Minerals Corp.	10,544,400	21,793,116	-	-	-	-	10,544,400	-	-	846,961	21,793,116
East Asia Minerals Corp. Warrants	6,500,000	-	-	-	-	-	6,500,000	-	-	-	-
Eidesis Special Opportunities II LP (a)	25,000	25,000,000	-	-	-	-	25,000	-	-	17,973,445	25,000,000
GoGold Resources, Inc.	8,100,000	9,990,010	-	-	-	-	8,100,000	-	-	8,044,007	9,990,010
GoGold Resources, Inc. Warrants	4,050,000	-	-	-	-	-	4,050,000	-	-	873,011	-
Gold Bullion International LLC (a)	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	5,837,000	5,000,000
Gold Resource Corp.	3,655,997	37,246,000	-	-	(850,000)	(3,400,000)	2,805,997	1,504,199	6,471,281	22,279,616	33,846,000
International Tower Hill Mines Ltd.	5,738,836	20,953,120	-	-	-	-	5,738,836	-	-	2,926,806	20,953,120
International Tower Hill Mines Ltd.	5,666,667	33,656,021	1,923,077	4,974,877	-	-	7,589,744	-	-	4,138,114	38,630,898
International Tower Hill Mines Ltd. (b)	1,923,077	4,974,877	-	-	(1,923,077)	(4,974,877)	-	-	-	-	-
MAG Silver Corp.	1,218,000	12,876,363	1,742,700	18,687,456	-	-	2,960,700	-	-	17,793,807	31,563,819
Plata Latina Minerals Corp. (a)	-	-	2,000,000	797,806	-	-	2,000,000	-	-	258,008	797,806
Plata Latina Minerals Corp. Warrants (a)	-	-	1,000,000	-	-	-	1,000,000	-	-	-	-
Primero Mining Corp.	4,840,700	24,573,319	-	-	-	-	4,840,700	-	-	23,282,112	24,573,319
Primero Mining Corp. Warrants	1,848,400	-	-	-	-	-	1,848,400	-	-	1,043,785	-
Rockhaven Resources Ltd.	5,000,000	6,265,337	-	-	-	-	5,000,000	-	-	584,169	6,265,337
Scorpio Mining Corp.	25,668,419	23,975,473	-	-	-	-	25,668,419	-	-	9,368,973	23,975,473
Scorpio Mining Corp.	522,400	984,285	-	-	-	-	522,400	-	-	185,645	984,285
Silver Range Resources Ltd.	3,450,000	-	-	-	-	-	3,450,000	-	-	436,666	-
Silver Range Resources Ltd. Warrants	1,725,000	-	-	-	(1,725,000)	-	-	-	-	-	-
Strategic Metals Ltd.	10,926,900	15,810,172	-	-	-	-	10,926,900	-	-	4,468,210	15,810,172
Sunshine Mining & Refining (a)	1,633,545	18,353,107	-	-	-	-	1,633,545	-	-	17,560,609	18,353,107
Torex Gold Mining	25,250,600	42,051,513	9,900	22,179	-	-	25,260,500	-	-	32,464,083	42,073,692
		$ 373,035,567		$ 39,108,481		$ (18,126,110)		$ 1,504,199	$ 6,471,281	$ 202,529,372	$ 394,017,938

The Delafield Fund

Checkpoint Systems, Inc. (a)	2,250,000	34,749,063	-	-	(1,625,000)	(28,362,460)	625,000	-	(9,635,426)	10,750,000	6,386,603
Kemet Corp.	2,000,000	11,848,966	950,000	4,220,272	(325,000)	(2,649,767)	2,625,000	-	(612,589)	11,445,000	13,419,471
LTX-Credence Corp.	2,150,000	15,463,159	28,000	150,357	-	-	2,178,000	-	-	11,674,080	15,613,516
Maidenform Brands, Inc. (a)	625,000	11,372,034	-	-	(625,000)	(11,372,034)	-	-	3,184,993	-	-
TrueBlue, Inc. (a)	1,550,000	20,893,292	-	-	(325,000)	(4,671,076)	1,225,000	-	2,534,597	32,707,500	16,222,216
Universal Stainless & Alloy	425,000	12,856,365	41,500	971,657	(15,500)	(614,673)	451,000	-	(41,902)	11,635,800	13,213,349
		$ 107,182,879		$ 5,342,286		$ (47,670,010)		$ -	$ (4,570,327)	$ 78,212,380	$ 64,855,155

The Tocqueville Select Fund

Checkpoint Systems, Inc. (a)	255,000	3,303,378	-	-	(111,000)	(1,822,942)	144,000	-	(352,131)	2,476,800	1,480,436
Maidenform Brands, Inc. (a)	160,400	3,362,679	-	-	(160,400)	(3,362,679)	-	-	381,250	-	-
Summer Infant, Inc.	739,933	3,816,381	75,000	155,060	-	-	814,933	-	-	2,689,279	3,971,441
		$ 10,482,438		$ 155,060		$ (5,185,621)		$ -	$ 29,119	$ 5,166,079	$ 5,451,877

(a) Security is no longer an affiliated company at July 31, 2013.
(b) Private security restrictions lifted during period and combined with other non restricted securities.
(c) Merger and name change to Riverstone Resources, Inc.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            The Tocqueville Trust

By (Signature and Title)     /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date               September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date              September 20, 2013

By (Signature and Title)*       /s/ John Cassidy
John Cassidy, Treasurer

Date             September 20, 2013

* Print the name and title of each signing officer under his or her signature.